On July 10, 2020, Saba Capital Master Fund, Ltd. (“Saba”) sent a demand letter to the Board of Trustees (“Board”) of an Eaton Vance closed end fund, Eaton Vance Senior Income Trust (“EVF”), alleging that a by-law amendment adopted by the Board requiring that nominees to the Board receive the affirmative vote of a majority of all shares outstanding to be elected to the Board in a contested election is invalid and should not be applied in EVF’s upcoming shareholder elections.  Saba demanded that EVF rescind the by-law amendment and commence a judicial action against the Board and EVF’s investment adviser, Eaton Vance Management (“EVM”).  On July 15, 2020, EVF filed a declaratory judgment action in Massachusetts state court against Saba seeking an order from the court declaring that the by-law amendment is valid and enacted pursuant to the Board’s powers under EVF’s Declaration of Trust and By-Laws.  On August 27, 2020, Saba sent demand letters to three additional Eaton Vance closed end funds (Eaton Vance Floating-Rate Income Trust ("EFT"), Eaton Vance Limited Duration Income Fund ("EVV") and the Eaton Vance Senior Floating Rate Trust ("EFR") demanding the same relief as the July 10 demand to EVF, demanding that the Board of the Funds rescind amendments adopted by the Board that Saba claims unlawfully strip the voting rights from the shares acquired in a Control Share Acquisition and demanding the Board commence a legal action against the Trustees and EVM.  On August 27, 2020, Saba also filed counterclaims against EVF, EFT, EVV, EFR, the Trustees and EVM (together, the “Eaton Vance Parties”).   Saba alleges that the voting by-law amendment unlawfully entrenches the members of the Board as Trustees and the control share statute amendment unlawfully strips the voting rights from the shares acquired in a Control Share Acquisition.  The counterclaim alleges causes of action for breach of contract, breach of the implied duty of good faith and fair dealing, breach of fiduciary duty, rescission under the Investment Company Act of 1940, tortious interference with contractual relations, aiding and abetting breach of fiduciary duty and a declaratory judgment. On November 12, 2020, a motion to dismiss the counterclaims was filed.  On March 31, 2021, the Court dismissed the claim for breach of the implied duty of good faith and fair dealing against the Trustees and Trusts, and the claims of tortious interference with contractual relations and aiding and abetting breach of fiduciary duty against EVM.  On January 23, 2023, the court issued its decision as to the cross motions for summary judgment.  The court denied Eaton Vance Parties’ motion for summary judgment on the breach of contract claim, but granted the motion for summary judgment on the breach of fiduciary duty claims against the independent trustees and Thomas E. Faust Jr.  The court also granted Saba’s motion for a declaration that the control share amendment bylaw is violative of applicable federal law and further granted rescission of that bylaw.  Following a bench trial that took place September 9-17, 2024, the court ruled in the Eaton Vance Parties’ favor on October 21, 2024 on Saba’s remaining claims, finding that the majority voting standard by-law did not violate the 1940 Act or breach relevant declarations of trust as Saba alleged. Saba has indicated that it will not appeal the court’s decision. The case number is 2084-cv-01533-BLS2.